Related Party Transactions (Details 1) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Tyrus S.A. [Member]
Statement [Line Items]
Other receivables	$ 0	$ 2,091,000,000
TGLT SA [Member]
Statement [Line Items]
Loans granted	73,000,000	110,000,000
Leases and/or rights to use space	0	7,000,000
Reimbursement of expenses to pay	2,000,000	2,000,000
Leases and/or rights to use space to pay	(14,000,000)	0
Dividends	204,000,000	306,000,000
Other associates and joint venture [Member]
Statement [Line Items]
Reimbursement of expenses	2,000,000	2,000,000
Borrowing	5	0
Leases and/or rights to use space	(6,000,000)	0
Leases and/or rights to use space to pay	2,000,000	(1,000,000)
Lease collections to pay	1,000,000	0
Management fee	4,000,000	13,000,000
Total associates and joint ventures of IRSA Propiedades Comerciales	267,000,000	437,000,000
Centro Comercial Panamericano S.A. [Member]
Statement [Line Items]
Borrowing	32	0
Others receivables	0	(54,000,000)
OFC S.R.L. [Member]
Statement [Line Items]
Other receivables	1,000,000	1,000,000
Others receivables	(20,000,000)	(31,000,000)
IRSA International LLC [Member]
Statement [Line Items]
Other receivables	(29,000,000)	0
Loans granted	0	405,000,000
Epsilon Opportunities LP [Member]
Statement [Line Items]
Mutual funds	0	1,216,000,000
Others [Member]
Statement [Line Items]
Other receivables	(2,000,000)	(5,000,000)
Reimbursement of expenses	16,000,000	10,000,000
Borrowing	(65)	0
Leases and/or rights to use space	5,000,000	10,000,000
Reimbursement of expenses to pay	0	(2,000,000)
Legal services	(1,000,000)	(1,000,000)
Total others	(109,000,000)	3,661,000,000
Others receivables	18,000,000	21,000,000
Total at the end of the year	14,764,000,000	13,371,000,000
IRSA Inversionesy Representaciones Sociedad Anonima (IRSA) [Member]
Statement [Line Items]
Received advances	(142,000,000)	(1,660,000,000)
Non-Convertible Notes	5,060,000,000	4,776,000,000
Loans granted	7,905,000,000	3,925,000,000
Other receivables	0	213,000,000
Corporate services	50,000,000	85,000,000
Equity incentive plan	12,000,000	19,000,000
Reimbursement of expenses	6,000,000	15,000,000
Averaging	1	0
Borrowing	(253)	0
Leases and/or rights to use space	10,000,000	15,000,000
Reimbursement of expenses to pay	0	(1,000,000)
Equity incentive plan to pay	(15,000,000)	(22,000,000)
Lease collections	2,000,000	0
Total direct parent company	12,636,000,000	7,365,000,000
Cresud S.A.C.I.F. y A. [Member]
Statement [Line Items]
Non-Convertible Notes	2,242,000,000	2,375,000,000
Leases and/or rights to use space	7,000,000	2,000,000
Reimbursement of expenses to pay	(28,000,000)	(2,000,000)
Equity incentive plan to pay	(3,000,000)	(4,000,000)
Corporate services to pay	(141,000,000)	(273,000,000)
Total direct parent company of IRSA	2,077,000,000	2,098,000,000
Directors [Member]
Statement [Line Items]
Fees	(107,000,000)	(190,000,000)
Total Directors	$ (107,000,000)	$ (190,000,000)